SUPPLEMENT TO THE APRIL 30, 2005, SCHWAB MONEY FUNDS PROSPECTUS

THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE AS OF AUGUST 15, 2005.

Under the Schwab Money Market Fund's "Fund fees and expenses" section, on page 4, the Fee Table and accompanying footnote are deleted and replaced with the table and footnote below.

SHAREHOLDER FEES
---------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% of average net assets)
---------------------------------------------------------------------------------
Management fees                                                            0.31
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.47
                                                                         -------
Total annual operating expenses                                            0.78
Expense reduction                                                         (0.04)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.74
                                                                         -------

* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.74% through 4/30/06.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

Charles Schwab & Co., Inc. Member SIPC
REG33188 (08/05) (C)2005 All Rights Reserved

SUPPLEMENT TO THE APRIL 30, 2005, SCHWAB MONEY FUNDS PROSPECTUS

THE INFORMATION IN THIS SUPPLEMENT IS EFFECTIVE AS OF AUGUST 15, 2005.

Under the Schwab Money Market Fund's "Fund fees and expenses" section, on page 4, the Fee Table and accompanying footnote are deleted and replaced with the table and footnote below.

SHAREHOLDER FEES
---------------------------------------------------------------------------------
                                                                           None
ANNUAL OPERATING EXPENSES (% of average net assets)
---------------------------------------------------------------------------------
Management fees                                                            0.31
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.47
                                                                         -------
Total annual operating expenses                                            0.78
Expense reduction                                                         (0.04)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.74
                                                                         -------

* Schwab and the investment adviser have agreed to limit the fund's "net operating expenses" (excluding interest, taxes and certain non-routine expenses) to 0.74% through 4/30/06.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.